TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Total	$ 146	Rp 1,989	Rp 1,718
The company
TAXATION
Article 4 (2) - Final tax		26	29
Article 21 - Individual income tax		81	141
Article 22 - Withholding tax on goods delivery and imports		3	2
Article 23 - Withholding tax on services		29	42
Article 26 - Withholding tax on non-resident income		1	136
VAT		372	297
Total		512	647
Subsidiaries
TAXATION
Article 4 (2) - Final tax		85	63
Article 21 - Individual income tax		129	121
Article 22 - Withholding tax on goods delivery and imports		3	2
Article 23 - Withholding tax on services		115	93
Article 26 - Withholding tax on non-resident income		303	16
VAT		842	776
Total		Rp 1,477	Rp 1,071